Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 240,354	$ 243,733	$ 211,512
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	211,861	231,959
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	2,198	1,555
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 26,295	$ 10,219